Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (OPPENHEIMER GOLD & SPECIAL MINERALS FUND))	0 Months Ended
	Aug. 29, 2011
Class A
Operating Expenses:
Management Fees	0.63%	[1]
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses of the Fund	0.35%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.22%
Fee Waiver and Expense Reimbursement	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.19%
Class B
Operating Expenses:
Management Fees	0.63%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.34%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.97%
Fee Waiver and Expense Reimbursement	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.96%
Class C
Operating Expenses:
Management Fees	0.63%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.22%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.85%
Fee Waiver and Expense Reimbursement	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.84%
Class N
Operating Expenses:
Management Fees	0.63%	[1]
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses of the Fund	0.34%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.47%
Fee Waiver and Expense Reimbursement	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.45%
Class Y
Operating Expenses:
Management Fees	0.63%	[1]
Distribution and/or Service (12b-1) Fees
Other Expenses of the Fund	0.38%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.01%
Fee Waiver and Expense Reimbursement	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.97%

[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the gross management fee of the Subsidiary.
[2]	The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year and to 0.30% of average annual net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus.